Vista Outdoor Inc. - 10-K Leases - Supplemental Cash Flow Information (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for amounts included in the measurement of lease liabilities:	$ 6,215	$ 6,707	$ 26,817	$ 22,760
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for lease liabilities:	865	2,996	22,045	35,046
ROU asset re-measurement	$ 1,249	$ 626	$ (5,747)	$ 10,237